Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
➣
 PAY VERSUS PERFORMANCE DISCLOSURE

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compenstion Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compenstion Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (in 000s)	FFO per Diluted Share (4)
2024	$9,240,530	$11,336,876	$3,108,949	$3,549,950	$106.52	$125.61	$304,334	$6.77
2023	$8,941,820	$9,972,582	$2,499,276	$2,742,212	$95.04	$113.74	$247,217	$6.55
2022	$8,916,031	$6,570,796	$2,177,775	$1,669,484	$89.10	$104.09	$395,661	$6.32
2021	$7,520,917	$15,446,709	$2,955,860	$3,999,185	$115.21	$119.96	$269,081	$5.57
2020	$7,481,796	$1,832,214	$1,753,182	$859,320	$69.44	$73.36	$135,888	$4.38

(1)
Mr. Wood was our principal executive officer for all years shown. Following are the adjustments made during each year shown to arrive at compensation actually paid to our principal executive officer during each year.

	PEO
Adjustments	2024	2023	2022	2021	2020

Amounts reported under “Stock Aw ards” in SCT	$(6,946,529)	$(6,502,565)	$(6,474,391)	$(5,213,719)	$(5,830,493)

Change Fair Value of Aw ards Granted in Year and Unvested as of Year-End	$7,649,655	$6,203,610	$5,171,732	$7,421,261	$3,899,517

Change in Fair Value from Prior Year-End to Current Year-End of Aw ards Granted Prior to Year that w ere Outstanding and Unvested as of Year-End	$991,042	$406,886	$(1,546,034)	$4,544,000	$(3,866,637)

Change in Fair Value from Prior Year-End to Vesting Date of Aw ards Granted Prior to Year that Vested During Year	$(128,475)	$449,965	$66,969	$765,243	$(223,600)

Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$530,653	$472,866	$436,488	$409,008	$371,631

Total Adjustments	$2,096,346	$1,030,762	$(2,345,236)	$7,925,792	$(5,649,582)

(2)
For 2020, our other NEOs were Mr. Guglielmone and Ms. Becker. For 2021, 2022, 2023 and 2024, our other NEOs were Mr. Berkes, Mr. Guglielmone and Ms. Becker. Following are the adjustments made during each year shown to arrive at the average compensation actually paid to our other NEOs during each year.

	Average of Other NEOs
Adjustments	2024	2023	2022	2021	2020

Amounts reported under “Stock Aw ards” in SCT	$(1,237,406)	$(1,143,120)	$(941,423)	$(1,903,744)	$(863,272)

Change Fair Value of Aw ards Granted in Year and Unvested as of Year-End	$1,362,655	$1,090,565	$752,007	$1,669,647	$577,369

Change in Fair Value from Prior Year-End to Current Year-End of Aw ards Granted Prior to Year that w ere Outstanding and Unvested as of Year-End	$230,157	$99,558	$(433,020)	$1,024,717	$(616,362)

Change in Fair Value from Prior Year-End to Vesting Date of Aw ards Granted Prior to Year that Vested During Year	$(20,379)	$91,527	$5,263	$149,658	$(51,710)

Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$105,973	$104,406	$108,881	$103,048	$60,114

Total Adjustments	$441,001	$242,936	$(508,292)	$1,043,325	$(893,862)

(3)	Peer group is the BBRESHOP Index.
(4)
The Company has identified FFO per diluted share as the most important additional financial metric used to link pay and performance. Our annual bonus program pays out based on our absolute level of FFO per diluted share achieved for the year and one-third
of our long-term incentive plan pays out based on a metric tied to FFO per diluted share. FFO per diluted share is a non-GAAP
financial measure of a real estate company’s operating performance and is defined by the National Association of Real Estate Investment Trusts. We consider FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of FFO per diluted share to net income is included as Appendix A.

Company Selected Measure Name	FFO per diluted share
Named Executive Officers, Footnote	For 2020, our other NEOs were Mr. Guglielmone and Ms. Becker. For 2021, 2022, 2023 and 2024, our other NEOs were Mr. Berkes, Mr. Guglielmone and Ms. Becker.
Peer Group Issuers, Footnote	Peer group is the BBRESHOP Index.
PEO Total Compensation Amount	$ 9,240,530	$ 8,941,820	$ 8,916,031	$ 7,520,917	$ 7,481,796
PEO Actually Paid Compensation Amount	$ 11,336,876	9,972,582	6,570,796	15,446,709	1,832,214
Adjustment To PEO Compensation, Footnote	Following are the adjustments made during each year shown to arrive at compensation actually paid to our principal executive officer during each year.

	PEO
Adjustments	2024	2023	2022	2021	2020

Amounts reported under “Stock Aw ards” in SCT	$(6,946,529)	$(6,502,565)	$(6,474,391)	$(5,213,719)	$(5,830,493)

Change Fair Value of Aw ards Granted in Year and Unvested as of Year-End	$7,649,655	$6,203,610	$5,171,732	$7,421,261	$3,899,517

Change in Fair Value from Prior Year-End to Current Year-End of Aw ards Granted Prior to Year that w ere Outstanding and Unvested as of Year-End	$991,042	$406,886	$(1,546,034)	$4,544,000	$(3,866,637)

Change in Fair Value from Prior Year-End to Vesting Date of Aw ards Granted Prior to Year that Vested During Year	$(128,475)	$449,965	$66,969	$765,243	$(223,600)

Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$530,653	$472,866	$436,488	$409,008	$371,631

Total Adjustments	$2,096,346	$1,030,762	$(2,345,236)	$7,925,792	$(5,649,582)

Non-PEO NEO Average Total Compensation Amount	$ 3,108,949	2,499,276	2,177,775	2,955,860	1,753,182
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,549,950	2,742,212	1,669,484	3,999,185	859,320
Adjustment to Non-PEO NEO Compensation Footnote	Following are the adjustments made during each year shown to arrive at the average compensation actually paid to our other NEOs during each year.

	Average of Other NEOs
Adjustments	2024	2023	2022	2021	2020

Amounts reported under “Stock Aw ards” in SCT	$(1,237,406)	$(1,143,120)	$(941,423)	$(1,903,744)	$(863,272)

Change Fair Value of Aw ards Granted in Year and Unvested as of Year-End	$1,362,655	$1,090,565	$752,007	$1,669,647	$577,369

Change in Fair Value from Prior Year-End to Current Year-End of Aw ards Granted Prior to Year that w ere Outstanding and Unvested as of Year-End	$230,157	$99,558	$(433,020)	$1,024,717	$(616,362)

Change in Fair Value from Prior Year-End to Vesting Date of Aw ards Granted Prior to Year that Vested During Year	$(20,379)	$91,527	$5,263	$149,658	$(51,710)

Increase based on Dividends or Other Earnings Paid During Year prior to Vesting Date of Award	$105,973	$104,406	$108,881	$103,048	$60,114

Total Adjustments	$441,001	$242,936	$(508,292)	$1,043,325	$(893,862)

Compensation Actually Paid vs. Total Shareholder Return
The following
charts
show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to the total shareholder return for the Company and for the BBRESHOP Index.

*	Compensation actually paid is shown in thousands.

Compensation Actually Paid vs. Net Income
The
following
charts
show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO per diluted share.

*	Net income is shown in ten thousands.

Compensation Actually Paid vs. Company Selected Measure
The
following
charts
show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to our GAAP reported net income and our FFO per diluted share.

*	Net income is shown in ten thousands.

Total Shareholder Return Vs Peer Group
The following
charts
show the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to the total shareholder return for the Company and for the BBRESHOP Index.

*	Compensation actually paid is shown in thousands.

Tabular List, Table
Other Important Financial Performance Measures for Executive Compensation
Following is a list of the most important financial and
non-financial
measures used to link executive compensation and company performance.

•	Return on invested capital

•	Relative total shareholder return compared to the BBRESHP Index

•	Relative FFO per diluted share multiple premium

•	Individual performance including consideration of things such as leasing and occupancy activity, investment activity and advancement of ESG objectives
Please see the Compensation Discussion and Analysis on pages 19 to 29 for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

Total Shareholder Return Amount	$ 106.52	95.04	89.1	115.21	69.44
Peer Group Total Shareholder Return Amount	125.61	113.74	104.09	119.96	73.36
Net Income (Loss)	$ 304,334,000	$ 247,217,000	$ 395,661,000	$ 269,081,000	$ 135,888,000
Company Selected Measure Amount	6.77	6.55	6.32	5.57	4.38
PEO Name	Mr. Wood
Measure:: 1
Pay vs Performance Disclosure
Name	Return on invested capital
Measure:: 2
Pay vs Performance Disclosure
Name	Relative total shareholder return compared to the BBRESHP Index
Measure:: 3
Pay vs Performance Disclosure
Name	Relative FFO per diluted share multiple premium
Measure:: 4
Pay vs Performance Disclosure
Name	Individual performance including consideration of things such as leasing and occupancy activity, investment activity and advancement of ESG objectives
Measure:: 5
Pay vs Performance Disclosure
Name	FFO per diluted share
Non-GAAP Measure Description	FFO per diluted share is a
non-GAAP
	financial measure of a real estate company’s operating performance and is defined by the National Association of Real Estate Investment Trusts. We consider FFO per diluted share a meaningful measure of operating performance primarily because it avoids the assumption that the value of real estate assets diminishes predictably over time and is a primary way of evaluating our operating performance as compared to other real estate investment trusts. A reconciliation of FFO per diluted share to net income is included as Appendix A.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,096,346	$ 1,030,762	$ (2,345,236)	$ 7,925,792	$ (5,649,582)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,946,529)	(6,502,565)	(6,474,391)	(5,213,719)	(5,830,493)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,649,655	6,203,610	5,171,732	7,421,261	3,899,517
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	991,042	406,886	(1,546,034)	4,544,000	(3,866,637)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(128,475)	449,965	66,969	765,243	(223,600)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	530,653	472,866	436,488	409,008	371,631
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	441,001	242,936	(508,292)	1,043,325	(893,862)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,237,406)	(1,143,120)	(941,423)	(1,903,744)	(863,272)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,362,655	1,090,565	752,007	1,669,647	577,369
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,157	99,558	(433,020)	1,024,717	(616,362)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,379)	91,527	5,263	149,658	(51,710)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 105,973	$ 104,406	$ 108,881	$ 103,048	$ 60,114